Leases	6 Months Ended
Jun. 30, 2026
Lessee Disclosure [Abstract]
Leases	Leases
The components of lease cost were as follows:

	Six Months Ended June 30,
	2025	2026
Operating lease costs	3,068	2,972
Short-term lease costs	68	42
Total	3,136	3,014

The lease cost was allocated as follows:

	Six Months Ended June 30,
	2025	2026
Research and development expenses	1,549	1,208
Selling, general and administrative expenses	1,587	1,806
Total	3,136	3,014

	As of December 31,	As of June 30,
	2025	2026
Weighted average remaining lease term (years):
Operating leases	5.33	5.18

Weighted average discount rate:
Operating leases	8.34%	8.52%

Supplemental cash flow information related to operating leases was as follows:

	Six Months Ended June 30,
	2025	2026
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	2,386	2,869

Right-of-use assets obtained in exchange for lease obligations
Operating leases	6	5